OTHER LIABILITIES - Components of pension expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined benefit pension plan expense
Current service cost	$ 2,624	$ 12,827
Past service cost	5,351
Administrative expenses	130	115
Interest cost on defined benefit obligation	1,240	809
Interest on assets	(72)	(77)
Pension expense	$ 9,273	$ 13,674